Cover	Feb. 02, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2024
Entity Incorporation, State or Country Code	WA
Entity File Number	1-4393
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
Entity Tax Identification Number	91-0374630
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000081100
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Subsidiaries
Document Information [Line Items]
Entity Incorporation, State or Country Code	WA
Entity File Number	1-16305
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
Entity Tax Identification Number	91-1969407
City Area Code	425
Local Phone Number	454-6363
Amendment Flag	false
Entity Central Index Key	0001085392
Entity Registrant Name	PUGET ENERGY, INC /WA